Derivative Instruments and Hedging Activities (Details)	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended
	Mar. 31, 2014 Natural Gas [Member] USD ($)	Dec. 31, 2013 Natural Gas [Member] USD ($)	Mar. 31, 2014 Zinc [Member] USD ($)	Dec. 31, 2013 Zinc [Member] USD ($)	Mar. 31, 2014 Electricity [Member] USD ($)	Mar. 31, 2014 Iron Ore [Member] USD ($)	Mar. 31, 2014 Commodity Contract [Member] Nickel [Member] lb	Dec. 31, 2013 Commodity Contract [Member] Nickel [Member] lb	Dec. 31, 2012 Commodity Contract [Member] Nickel [Member] lb	Mar. 31, 2014 Commodity Contract [Member] Natural Gas [Member] MMBTU	Dec. 31, 2013 Commodity Contract [Member] Natural Gas [Member] MMBTU	Dec. 31, 2012 Commodity Contract [Member] Natural Gas [Member] MMBTU	Mar. 31, 2014 Commodity Contract [Member] Zinc [Member] lb	Dec. 31, 2013 Commodity Contract [Member] Zinc [Member] lb	Dec. 31, 2012 Commodity Contract [Member] Zinc [Member] lb	Mar. 31, 2014 Commodity Contract [Member] Electricity [Member] MW	Dec. 31, 2013 Commodity Contract [Member] Electricity [Member] MW	Mar. 31, 2014 Commodity Contract [Member] Iron Ore [Member] T	Dec. 31, 2013 Commodity Contract [Member] Iron Ore [Member] T	Dec. 31, 2013 Commodity Contract [Member] Iron Ore [Member] t	Dec. 31, 2012 Commodity Contract [Member] Iron Ore [Member] t	Mar. 31, 2014 Commodity Contract [Member] Hot Roll Carbon Steel Coils [Member] t	Dec. 31, 2013 Commodity Contract [Member] Hot Roll Carbon Steel Coils [Member] t	Dec. 31, 2013 Commodity Contract [Member] Hot Roll Carbon Steel Coils [Member] T	Dec. 31, 2012 Commodity Contract [Member] Hot Roll Carbon Steel Coils [Member] T	Mar. 31, 2014 Foreign Exchange Contract [Member] EUR (€)	Dec. 31, 2013 Foreign Exchange Contract [Member] EUR (€)	Dec. 31, 2012 Foreign Exchange Contract [Member] EUR (€)
Derivative [Line Items]
Nonmonetary Notional Amount of Derivatives							643,400	763,300	420,100	2,160,000	3,240,000	9,000,000	9,000,000	12,000,000	0	453,800	0	1,763,900	190,735	190,735	1,140,000	177,900	74,147	74,147	30,000
Derivative, Notional Amount																										€ 12,945,000	€ 17,730,000	€ 15,950,000
Beginning Settlement Date	Apr. 30, 2014		Apr. 30, 2014		Jun. 30, 2014	Apr. 30, 2014
Ending Settlement Date	Dec. 31, 2014		Dec. 31, 2014		Sep. 30, 2014	Nov. 30, 2014
Gains (losses) expected to be reclassified into cost of products sold within the next twelve months	$ 2,000,000	$ 2,300,000	$ 200,000	$ 500,000	$ 100,000	$ (200,000)